NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Due to affiliates

		December 31,
	Notes	2013	2012

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	32,560	56,170
Hebei Kaiyuan	(2)	5,430	1,162
Kaiyuan Shengrong	(2)	—	8,110
Smart Success	(2)	9	9
Total		$38,143	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties
		December 31,
	Note	2013	2012

Ruituo	(1)	$45,025	$2,228
Beiguo Auto	(2)	3,116	—
Xinji Beiguo Mall	(2)	9,446	—
		57,587	2,228

Note:

(1)	Entity controlled by Mr. Li’s brother.
(2)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Schedule of related party transactions

	Notes		Years Ended December 31,
			2013	2012	2011

Capital nature:
Honest Best	(1)	(c)	$—	$—	$61,570
Hebei Kaiyuan	(2)	(a)	20,973	64,962	65,070
Hebei Kaiyuan	(2)	(c)	19,562	75,771	185,272
Hebei Ruijie Hotel Management Co. Ltd	(2)	(a)	24,200	—	—
Hebei Ruijie Hotel Management Co. Ltd	(2)	(c)	—	2,905	—
Kaiyuan Shengrong	(2)	(b)	10,487	10,299	3,096
Kaiyuan Shengrong	(2)	(c)	—	15,881	3,096
Kaiyuan Shengrong	(2)	(d)	10,487	3,169	3,096
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(4)	(c)	2,662	42,495	—
Ruituo	(5)	(a)	24,200	—	—
Ruituo	(5)	(c)	—	—	70,703
Mr. Li	(6)	(a)	69,374	—	—
Alliance Rich	(2)	(g)	339	—	—

Operating nature:			—
Honest Best	(1)	(g)	—	58	2,214
Hebei Kaiyuan	(2)	(f)	—	—	—
Hebei Kaiyuan	(2)	(g)	329	86	14
Kaiyuan Shengrong	(2)	(g)	325	341	174
Beiguo	(3)	(g)	—	—	618
Beiguo	(3)	(e)	—	—	160
Beijing Wantong	(4)	(j)	—	—	101,974
Ruituo	(5)	(e)	557,614	234,781	404,411
Ruituo	(5)	(g)	896	384	—
Beiguo Auto	(7)	(e)	3,025	—	—
Beiguo Auto	(7)	(g)	21	—	—
Xinji Beiguo Mall	(7)	(e)	9,168	—	—
Xinji Beiguo Mall	(7)	(g)	61	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity which Mr. Li’s brother holds 40% equity interest.

(5)	Entity controlled by Mr. Li’s brother.

(6)	The Chairman and Chief Executive Officer of AutoChina.

(7)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Sale of automobiles to the Company, including VAT, during the year.

(f)	Purchase of trading materials from the Company during the year.

(g)	Interest incurred by the Company during the year.